DOCUMENT AND ENTITY INFORMATION (USD $)	12 Months Ended
Dec. 31, 2011
Entity Registrant Name	CHINA LINEN TEXTILE INDUSTRY, LTD
Entity Central Index Key	0001336655
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	ctxif
Entity Common Stock, Shares Outstanding	5,846,686
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float	$ 0